Public Offering (Details) - IPO [Member] - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Public Offering (Textual)
Sale of Common Shares	25,000,000	25,000,000
Additional option purchased	3,000,000	3,000,000
Class A Common stock price per share	$ 10.00	$ 10.00
Warrant [Member]
Public Offering (Textual)
Class A Common stock price per share	$ 11.5	$ 11.5